Average Annual Total Returns{- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund AMCIZ PRO-15 - Fidelity Real Estate Income Fund	Fidelity Advisor Real Estate Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Income Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Real Estate Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Income Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Income Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Income Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Income Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Real Estate Income Fund: Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0663 Past 1 year	F0663 Past 5 years	F0663 Past 10 years
Total	13.90%	6.98%	8.02%	13.37%	5.33%	6.02%	8.31%	4.77%	5.50%	13.86%	6.96%	8.00%	16.80%	7.05%	7.82%	18.98%	8.15%	8.76%	19.04%		9.79%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	9.91%	6.95%	7.05%

[1]	(a)Since inception October 2, 2018.